Short Term Debt (Narrative) (Details) - CAD ($) $ in Millions			12 Months Ended
	Dec. 15, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 16, 2022	Dec. 13, 2022	Aug. 02, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Weighted average interest rate			5.01%				0.83%
Line of Credit Facility, Maximum Borrowing Capacity			$ 3,155				$ 2,729
Revolving credit facility | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			1,084				1,014
Revolving credit facility | NMGC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			169				158
Revolving credit facility | TECO Energy/TECO Finance
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			542				507
Term loan credit facility | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 542				$ 634
Non-revolving term facilities | Other Segments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 400
Debt Instrument, Maturity Date	Dec. 16, 2022		Dec. 16, 2023
Non-revolving term facilities | TEC | Florida Electric Utility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 500			$ 400
Debt Instrument, Maturity Date		Dec. 16, 2022	Dec. 13, 2023
Non-revolving term facilities | Emera Inc.
Line of Credit Facility [Line Items]
Weighted average interest rate			5.19%				0.96%
Line of Credit Facility, Maximum Borrowing Capacity			$ 400				$ 400
Non-revolving term loan II | Other Segments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 400
Debt Instrument, Maturity Date			Aug. 02, 2023
Non-revolving term loan II | Emera Inc.
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 400				$ 0